Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2013
Accounts receivable, trade [Abstract]
Schedule of Accounts receivable, trade

Accounts receivable as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012

Accounts receivable	$48,161	$59,355
Allowance for doubtful accounts	(98)	-
	$48,063	$59,355

The movements in allowance for doubtful accounts are as follows:

	December 31,
	2013	2012

Addition and balance at the end of the year	$98	$-